SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Earnings (loss) Per Class A Unit (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income attributable to ATSH	$ 20,926	$ (27,329)		$ (16,886)	$ 78,549
Series A preferred units accretion	(1,362)	0
Net income (loss) attributable to Class A unitholders - basic	$ 19,564	$ (27,329)
Weighted-average units outstanding - basic (in units)	88,478,380	88,532,824		88,532,824	80,432,217
Weighted-average units outstanding - diluted (in units)	88,478,380	88,532,824		88,532,824	88,219,168
Basic net (loss) income per unit	$ 0.22	$ (0.31)		$ (0.2)	$ 0.98
Diluted net (loss) income per unit	0.22	(0.31)		$ (0.2)	$ 0.38
Capital Unit, Class A
Earnings Per Share Basic And Diluted [Line Items]
Net (loss) income attributable to ATSH				$ (16,886)	$ 78,549
Series A preferred units accretion				(450)	0
Net income (loss) attributable to Class A unitholders - basic				(17,336)	78,549
Change in fair value of contingent consideration related to Class A units				0	(44,775)
Net income (loss) attributable to Class A unitholders - diluted				$ (17,336)	$ 33,774
Weighted-average units outstanding - basic (in units)				88,532,824	80,432,217
Dilutive effect of contingent consideration Class A units earned as of December 31, 2024				$ 0	$ 7,786,951
Weighted-average units outstanding - diluted (in units)				88,532,824	88,219,168
Basic net (loss) income per unit	$ 0.03	0		$ (0.2)	$ 0.98
Diluted net (loss) income per unit		$ 0	$ 0.03	$ (0.2)	$ 0.38